Long-term debt (Details 5)		1 Months Ended						1 Months Ended					1 Months Ended			6 Months Ended		1 Months Ended					1 Months Ended
	Jun. 30, 2011 USD ($)	Sep. 30, 2010 Export Import Bank of China and the Bank of China Limited USD ($)	Jun. 30, 2011 Export Import Bank of China and the Bank of China Limited USD ($)	Jun. 30, 2011 Banco Nacional De Desenvolvimento Economico Social USD ($)	Jun. 30, 2010 Banco Nacional De Desenvolvimento Economico Social USD ($)	Mar. 31, 2011 Banco Nacional De Desenvolvimento Economico Social New Agreement USD ($)	Mar. 31, 2011 Banco Nacional De Desenvolvimento Economico Social New Agreement BRL	Jan. 31, 2011 Commercial Banks USD ($)	Jun. 30, 2011 Export Development Canada USD ($)	Oct. 30, 2010 Export Development Canada USD ($)	Jun. 30, 2011 Japanese long term financing credit agencies USD ($)	May 31, 2008 Japanese long term financing credit agencies USD ($)	Sep. 30, 2010 4.625% Notes due in 2020 USD ($)	Sep. 30, 2010 6.875% Notes due in 2039 USD ($)	Nov. 10, 2009 6.875% Notes due in 2039 USD ($)	Jun. 30, 2010 Pre-Export Finance Agreement USD ($)	Jun. 30, 2011 Revolving Line of Credit Facility USD ($)	Nov. 30, 2009 PT International USD ($)	Jun. 30, 2011 BNDES USD ($)	Jun. 30, 2011 BNDES BRL	Apr. 30, 2008 BNDES USD ($)	Apr. 30, 2008 BNDES BRL	May 31, 2008 NEXI USD ($)	May 31, 2008 JBIC USD ($)
Debt Instrument
Number of ore carriers build through financing		12
Capacity of ore carrier (in dwt)		400,000
Amount available under the facility, maximum		$ 1,229,000,000			$ 430,000,000	$ 62,000,000	103,000,000	$ 300,000,000		$ 1,000,000,000		$ 5,000,000,000				$ 500,000,000					$ 4,000,000,000	7,300,000,000
Line of credit repayment term		13-year						10 years								10 years
Line of credit disbursement period		3 years
Amount withdrawn under credit facility			427,000,000	219,000,000					500,000,000		300,000,000								1,264,000,000	1,973,000,000
Issuance of unconditionally guaranteed notes													1,000,000,000	750,000,000
Issue price (as a percent)													99.03%	110.872%
Amount of Vale Overseas notes with which 2039 notes will be consolidated															1,000,000,000
Interest rate on debt (as a percent)													4.625%		6.875%
Amount available for investments from the facility																	4,100,000,000
Export facility agreement through PT International																		300,000,000					2,000,000,000	3,000,000,000
Secured Debt	430,700,000
Letters of credit issued and outstanding pursuant Vale Canada Limited's facility																	$ 118,000,000